UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2546

Fidelity Commonwealth Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Nasdaq Composite Index® Tracking Stock Semi-Annual Report May 31, 2018

Contents

Premium/Discount Analysis (Unaudited)
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMXGroup, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Premium/Discount Analysis (Unaudited)

Shares of Fidelity® Nasdaq Composite Index® Tracking Stock (the fund) are listed on The Nasdaq Stock Market® and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on The Nasdaq Stock Market.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Period Ended May 31, 2018

From June 1, 2013 to May 31, 2018	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	304	24.13%	880	69.84%
25 - <50	16	1.27%	55	4.37%
50 - <75	1	0.08%	1	0.08%
75 - <100	1	0.08%	1	0.07%
100 or above	0	--	1	0.08%
Total	322	25.56%	938	74.44%

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2018

% of fund's net assets
Apple, Inc.	7.2
Amazon.com, Inc.	6.0
Microsoft Corp.	5.8
Facebook, Inc. Class A	3.6
Alphabet, Inc. Class C	2.9
Alphabet, Inc. Class A	2.5
Intel Corp.	2.0
Cisco Systems, Inc.	1.6
PepsiCo, Inc.	1.3
Netflix, Inc.	1.2
34.1

Top Market Sectors as of May 31, 2018

% of fund's net assets
Information Technology	46.3
Consumer Discretionary	16.9
Health Care	10.8
Financials	6.8
Consumer Staples	4.2
Industrials	4.2
Real Estate	1.0
Telecommunication Services	0.6
Energy	0.5
Materials	0.5

Asset Allocation (% of fund's net assets)

As of May 31, 2018*
Stocks and Equity Futures	100.0%

 * Foreign investments - 6.9%

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value
CONSUMER DISCRETIONARY - 16.9%
Auto Components - 0.2%
ADOMANI, Inc. (a)	16,330	$24,985
Dorman Products, Inc. (b)	5,527	356,602
Fox Factory Holding Corp. (b)	10,144	403,224
Gentex Corp.	49,712	1,194,579
Gentherm, Inc. (b)	10,479	370,957
The Goodyear Tire & Rubber Co.	36,181	883,902
Visteon Corp. (b)	4,496	561,820
		3,796,069
Automobiles - 0.3%
Tesla, Inc. (a)(b)	21,802	6,207,683
Distributors - 0.2%
Core-Mark Holding Co., Inc.	14,890	290,653
LKQ Corp. (b)	52,453	1,666,432
Pool Corp.	6,199	885,961
		2,843,046
Diversified Consumer Services - 0.1%
Capella Education Co.	3,693	350,650
Career Education Corp. (b)	24,034	369,883
Grand Canyon Education, Inc. (b)	8,334	925,907
Houghton Mifflin Harcourt Co. (b)	42,095	286,246
Strayer Education, Inc. (a)	3,288	359,378
		2,292,064
Hotels, Restaurants & Leisure - 2.0%
Bloomin' Brands, Inc.	18,891	400,867
Caesars Entertainment Corp. (a)(b)	26,388	320,614
China Lodging Group Ltd. ADR (a)	26,060	1,146,901
Churchill Downs, Inc.	2,550	763,470
Cracker Barrel Old Country Store, Inc. (a)	2,796	438,161
Dave & Buster's Entertainment, Inc. (a)(b)	10,342	430,641
Denny's Corp. (b)	20,245	308,736
Dunkin' Brands Group, Inc. (a)	12,577	805,305
Eldorado Resorts, Inc. (a)(b)	9,819	443,819
Empire Resorts, Inc. (a)(b)	10,788	244,888
Golden Entertainment, Inc. (a)(b)	10,189	310,968
ILG, Inc.	18,526	634,330
International Speedway Corp. Class A	7,845	327,137
Jack in the Box, Inc.	4,194	338,330
Marriott International, Inc. Class A	46,582	6,305,340
Melco Crown Entertainment Ltd. sponsored ADR	31,453	1,027,255
Monarch Casino & Resort, Inc. (b)	6,279	279,667
Papa John's International, Inc. (a)	6,420	329,667
Penn National Gaming, Inc. (b)	14,403	490,854
Pinnacle Entertainment, Inc. (b)	14,138	479,420
Playa Hotels & Resorts NV (b)	32,454	340,442
Red Robin Gourmet Burgers, Inc. (a)(b)	4,834	243,392
Ruth's Hospitality Group, Inc.	11,387	302,325
Scientific Games Corp. Class A (b)	15,398	913,101
Sonic Corp. (a)	11,734	284,902
Starbucks Corp.	199,650	11,314,166
Texas Roadhouse, Inc. Class A	11,081	686,690
The Cheesecake Factory, Inc. (a)	7,601	393,808
The Stars Group, Inc. (b)	27,093	917,309
Wendy's Co. (a)	42,943	691,812
Wingstop, Inc. (a)	8,016	405,690
Wynn Resorts Ltd.	15,470	3,032,275
		35,352,282
Household Durables - 0.2%
Cavco Industries, Inc. (b)	2,339	485,576
Garmin Ltd.	26,801	1,610,472
GoPro, Inc. Class A (a)(b)	23,130	128,140
Helen of Troy Ltd. (b)	3,693	331,631
iRobot Corp. (a)(b)	5,221	325,843
LGI Homes, Inc. (a)(b)	5,587	340,304
SodaStream International Ltd. (b)	3,542	294,907
Universal Electronics, Inc. (b)	5,683	168,501
		3,685,374
Internet & Direct Marketing Retail - 8.9%
Amazon.com, Inc. (b)	65,528	106,785,739
Cnova NV (b)	51,096	281,028
Ctrip.com International Ltd. ADR (a)(b)	70,048	3,158,464
Expedia, Inc. (a)	21,500	2,602,145
Groupon, Inc. (a)(b)	118,359	569,307
JD.com, Inc. sponsored ADR (b)	116,644	4,103,536
Liberty Expedia Holdings, Inc. (b)	12,175	528,517
Liberty Interactive Corp. QVC Group Series A (b)	65,221	1,325,943
Liberty TripAdvisor Holdings, Inc. (b)	28,638	419,547
MakeMyTrip Ltd. (a)(b)	13,995	489,825
Netflix, Inc. (b)	60,385	21,231,366
NutriSystem, Inc. (a)	10,606	395,604
Overstock.com, Inc. (a)(b)	4,772	159,504
PetMed Express, Inc. (a)	7,228	259,991
Shutterfly, Inc. (a)(b)	7,163	674,325
The Booking Holdings, Inc. (b)	6,860	14,467,191
TripAdvisor, Inc. (a)(b)	23,907	1,246,511
		158,698,543
Leisure Products - 0.2%
American Outdoor Brands Corp. (a)(b)	17,231	216,938
Hasbro, Inc.	19,708	1,709,669
Mattel, Inc. (a)	57,638	894,542
		2,821,149
Media - 3.5%
AMC Networks, Inc. Class A (a)(b)	9,120	521,390
Charter Communications, Inc. Class A (b)	33,863	8,839,598
Comcast Corp. Class A	636,093	19,833,380
Criteo SA sponsored ADR (a)(b)	15,677	378,600
Discovery Communications, Inc.:
Class A (a)(b)	24,555	517,865
Class C (non-vtg.) (b)	33,551	663,303
DISH Network Corp. Class A (b)	30,324	896,074
GCI Liberty, Inc. (b)	15,278	638,620
Liberty Broadband Corp.:
Class A (b)	3,952	269,882
Class C (b)	24,006	1,653,293
Liberty Global PLC:
Class A (b)	32,071	914,344
Class C (b)	83,559	2,312,913
Liberty Latin America Ltd. (b)	19,068	409,581
Liberty Latin America Ltd. Class A (b)	8,084	175,180
Liberty Media Corp.:
Liberty Braves Class C (b)	13,010	324,990
Liberty Formula One Group Series C (a)(b)	35,670	1,126,459
Liberty SiriusXM Series A (b)	19,491	901,459
Liberty SiriusXM Series C (b)	37,840	1,747,830
Loral Space & Communications Ltd. (b)	7,481	287,270
MDC Partners, Inc. Class A (b)	32,514	134,933
News Corp.:
Class A	59,369	892,316
Class B	30,538	471,812
Nexstar Broadcasting Group, Inc. Class A (a)	7,012	464,896
Scholastic Corp.	9,228	415,168
Sinclair Broadcast Group, Inc. Class A (a)	13,046	357,460
Sirius XM Holdings, Inc. (a)	647,895	4,600,055
Twenty-First Century Fox, Inc.:
Class A	151,811	5,852,314
Class B	115,130	4,394,512
Viacom, Inc.:
Class A (a)	8,158	261,056
Class B (non-vtg.)	55,422	1,501,936
VisionChina Media, Inc. ADR (b)(c)	436	0
		61,758,489
Multiline Retail - 0.2%
Dollar Tree, Inc. (b)	32,727	2,702,923
Ollie's Bargain Outlet Holdings, Inc. (b)	11,085	783,710
Sears Holdings Corp. (a)(b)	21,919	61,592
		3,548,225
Specialty Retail - 0.8%
Bed Bath & Beyond, Inc. (a)	16,577	301,038
Conn's, Inc. (a)(b)	7,470	172,931
Five Below, Inc. (b)	8,707	615,672
Michaels Companies, Inc. (b)	31,685	581,737
Monro, Inc. (a)	8,110	454,971
O'Reilly Automotive, Inc. (b)	11,412	3,074,507
Office Depot, Inc.	116,167	274,154
Rent-A-Center, Inc. (a)	18,982	180,139
Ross Stores, Inc.	52,756	4,161,393
Sleep Number Corp. (b)	11,274	315,334
The Children's Place Retail Stores, Inc.	3,341	430,154
Tile Shop Holdings, Inc.	20,233	145,678
Tractor Supply Co.	18,601	1,382,240
Ulta Beauty, Inc. (b)	9,268	2,288,362
Urban Outfitters, Inc. (b)	20,386	846,834
		15,225,144
Textiles, Apparel & Luxury Goods - 0.3%
Carbon Black, Inc.	9,200	216,292
Columbia Sportswear Co.	13,074	1,138,876
Crocs, Inc. (b)	20,753	370,234
G-III Apparel Group Ltd. (b)	11,905	498,820
lululemon athletica, Inc. (b)	20,253	2,127,578
Steven Madden Ltd.	12,580	664,853
		5,016,653

TOTAL CONSUMER DISCRETIONARY		301,244,721

CONSUMER STAPLES - 4.2%
Beverages - 1.6%
Coca-Cola Bottling Co. Consolidated	2,059	262,337
MGP Ingredients, Inc. (a)	4,552	403,080
Monster Beverage Corp. (b)	78,037	3,992,373
National Beverage Corp. (a)	6,784	639,596
PepsiCo, Inc.	224,300	22,486,075
		27,783,461
Food & Staples Retailing - 1.3%
Andersons, Inc.	8,579	277,102
Casey's General Stores, Inc. (a)	4,543	439,762
Costco Wholesale Corp.	62,373	12,364,824
PriceSmart, Inc. (a)	5,107	432,308
SpartanNash Co.	10,836	268,299
Sprouts Farmers Market LLC (b)	24,945	541,307
United Natural Foods, Inc. (b)	8,110	369,654
Walgreens Boots Alliance, Inc.	140,696	8,778,023
		23,471,279
Food Products - 1.2%
Bridgford Foods Corp. (b)	2,753	41,570
Cal-Maine Foods, Inc. (b)	3,351	161,016
Calavo Growers, Inc. (a)	4,564	401,632
Hostess Brands, Inc. Class A (a)(b)	27,027	368,378
J&J Snack Foods Corp.	2,488	352,351
Lancaster Colony Corp.	3,086	389,145
Mondelez International, Inc.	211,324	8,298,693
Pilgrim's Pride Corp. (b)	33,260	648,237
Sanderson Farms, Inc. (a)	3,361	328,975
SunOpta, Inc. (a)(b)	36,330	297,906
The Hain Celestial Group, Inc. (b)	15,633	398,954
The Kraft Heinz Co.	173,311	9,961,916
		21,648,773
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (b)	9,671	367,595
WD-40 Co. (a)	3,465	476,611
		844,206
Personal Products - 0.0%
Inter Parfums, Inc.	8,318	443,349

TOTAL CONSUMER STAPLES		74,191,068

ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Archrock, Inc.	1	12
Mammoth Energy Services, Inc. (b)	11,404	430,615
NCS Multistage Holdings, Inc. (a)(b)	14,107	214,709
Patterson-UTI Energy, Inc.	29,466	609,357
		1,254,693
Oil, Gas & Consumable Fuels - 0.5%
Alliance Holdings GP, LP	16,156	458,346
Alliance Resource Partners LP	23,216	446,908
Alta Mesa Resources, Inc. Class A (a)(b)	7,581	50,944
Amplify Energy Corp. warrants 5/4/22	322	77
Calumet Specialty Products Partners LP (b)	24,738	195,430
Carrizo Oil & Gas, Inc. (a)(b)	17,460	441,040
Centennial Resource Development, Inc. Class A (a)(b)	46,526	818,858
Diamondback Energy, Inc.	16,356	1,975,151
Extraction Oil & Gas, Inc. (a)(b)	42,465	720,206
Golar LNG Ltd. (a)	18,577	482,630
Golar LNG Partners LP	16,458	276,001
Green Plains, Inc. (a)	15,232	325,203
Gulfport Energy Corp. (b)	37,217	413,481
Hongli Clean Energy Technologies Corp. (a)(b)(c)	225	1,042
Nextdecade Corp. (b)	33,567	228,927
PDC Energy, Inc. (b)	12,430	751,891
Tellurian, Inc. (a)(b)	51,264	573,644
Ultra Petroleum Corp. (a)(b)	33,016	58,768
Viper Energy Partners LP	6,052	197,174
		8,415,721

TOTAL ENERGY		9,670,414

FINANCIALS - 6.8%
Banks - 3.0%
1st Source Corp.	7,048	374,813
Ameris Bancorp	9,167	510,602
BancFirst Corp.	7,914	472,862
Bank of the Ozarks, Inc.	17,216	818,449
Banner Corp.	7,996	479,360
Blue Hills Bancorp, Inc.	11,982	244,433
BOK Financial Corp.	10,879	1,098,235
Boston Private Financial Holdings, Inc.	22,731	386,427
Bridge Bancorp, Inc.	7,682	283,850
Brookline Bancorp, Inc., Delaware	22,290	405,678
Camden National Corp.	6,311	288,539
Cathay General Bancorp	10,816	456,327
Centerstate Banks of Florida, Inc.	6,885	211,714
Chemical Financial Corp.	11,253	631,518
City Holding Co.	4,605	342,105
CoBiz, Inc.	14,635	326,653
Columbia Banking Systems, Inc.	13,269	564,198
Commerce Bancshares, Inc.	19,523	1,260,795
Community Trust Bancorp, Inc.	6,186	315,795
ConnectOne Bancorp, Inc.	11,120	291,900
CVB Financial Corp.	24,011	556,815
Eagle Bancorp, Inc. (b)	5,614	339,928
East West Bancorp, Inc.	25,389	1,764,028
Enterprise Financial Services Corp.	7,326	400,000
Fifth Third Bancorp	105,105	3,214,111
First Bancorp, North Carolina	8,839	367,791
First Busey Corp.	12,474	400,540
First Citizen Bancshares, Inc.	2,101	922,948
First Financial Bancorp, Ohio	3,955	124,385
First Financial Bankshares, Inc. (a)	13,805	726,143
First Financial Corp., Indiana	5,382	234,655
First Hawaiian, Inc.	27,187	796,035
First Merchants Corp.	3,755	170,815
First Midwest Bancorp, Inc., Delaware	10,412	273,523
Flushing Financial Corp.	10,154	271,010
Fulton Financial Corp.	26,702	465,950
German American Bancorp, Inc.	8,171	294,728
Glacier Bancorp, Inc.	16,129	628,870
Great Southern Bancorp, Inc.	5,182	297,965
Green Bancorp, Inc.	13,108	294,275
Grupo Financiero Galicia SA sponsored ADR	8,962	379,003
Guaranty Bancorp	10,280	346,436
Hancock Whitney Corp.	11,598	582,800
Hanmi Financial Corp.	10,277	307,796
HarborOne Bancorp, Inc. (b)	13,545	249,905
Heartland Financial U.S.A., Inc.	7,731	424,045
Home Bancshares, Inc.	25,797	593,847
Hope Bancorp, Inc.	12,102	217,715
Huntington Bancshares, Inc.	157,976	2,349,103
IBERIABANK Corp.	6,462	516,314
Independent Bank Corp., Massachusetts	6,507	509,823
Independent Bank Group, Inc. (a)	6,783	510,421
International Bancshares Corp.	14,445	624,024
Investors Bancorp, Inc.	38,484	513,377
Lakeland Bancorp, Inc.	15,662	314,806
Lakeland Financial Corp.	7,080	345,433
LegacyTexas Financial Group, Inc.	5,849	245,600
Live Oak Bancshares, Inc.	11,315	334,358
MB Financial, Inc.	13,800	681,582
NBT Bancorp, Inc.	11,476	437,236
Old National Bancorp, Indiana	18,596	333,798
Opus Bank	11,610	343,656
Pacific Premier Bancorp, Inc. (b)	11,345	468,549
PacWest Bancorp	17,465	926,693
People's Utah Bancorp	8,096	295,099
Peoples United Financial, Inc.	46,367	853,616
Pinnacle Financial Partners, Inc.	9,733	652,598
Popular, Inc.	14,408	651,818
Preferred Bank, Los Angeles	5,039	320,984
Renasant Corp.	4,248	203,564
Republic Bancorp, Inc., Kentucky Class A	7,001	307,414
S&T Bancorp, Inc.	9,493	428,799
Sandy Spring Bancorp, Inc.	9,822	408,104
Seacoast Banking Corp., Florida(b)	13,708	427,415
ServisFirst Bancshares, Inc. (a)	12,024	505,128
Signature Bank (b)	7,653	975,681
Simmons First National Corp. Class A	15,342	490,944
South State Corp.	5,224	467,679
Southside Bancshares, Inc. (a)	10,299	351,711
State Bank Financial Corp.	11,406	382,671
Stock Yards Bancorp, Inc.	7,760	308,072
SVB Financial Group (b)	8,459	2,640,308
Texas Capital Bancshares, Inc. (b)	7,426	715,495
TowneBank	6,026	190,723
Trico Bancshares	7,713	300,190
Trustmark Corp. (a)	5,261	169,246
UMB Financial Corp.	8,562	659,702
Umpqua Holdings Corp.	38,841	914,317
Union Bankshares Corp.	5,853	240,558
United Bankshares, Inc., West Virginia (a)	16,307	594,390
United Community Bank, Inc.	9,758	316,745
Univest Corp. of Pennsylvania	10,486	305,143
Washington Trust Bancorp, Inc.	5,657	345,077
WesBanco, Inc.	10,577	492,782
Westamerica Bancorp. (a)	6,768	387,333
Wintrust Financial Corp.	10,598	976,182
Zions Bancorporation	30,044	1,646,712
		53,791,288
Capital Markets - 2.2%
BGC Partners, Inc. Class A	55,065	631,045
Brighthouse Financial, Inc. (a)	16,248	765,443
Carlyle Group LP	23,886	523,103
Cboe Global Markets, Inc.	14,064	1,372,084
CME Group, Inc.	54,288	8,843,515
Diamond Hill Investment Group, Inc.	1,307	256,094
E*TRADE Financial Corp. (b)	44,739	2,834,216
Financial Engines, Inc.	10,626	474,451
Interactive Brokers Group, Inc.	11,219	816,519
LPL Financial	16,922	1,163,726
MarketAxess Holdings, Inc.	6,698	1,431,028
Morningstar, Inc.	8,100	972,081
Northern Trust Corp.	36,861	3,778,990
SEI Investments Co.	26,940	1,718,233
T. Rowe Price Group, Inc.	39,891	4,843,565
TD Ameritrade Holding Corp.	85,682	5,072,374
The NASDAQ OMX Group, Inc.	27,846	2,557,934
WisdomTree Investments, Inc.	40,090	439,386
		38,493,787
Consumer Finance - 0.2%
Credit Acceptance Corp. (a)(b)	2,755	972,543
Encore Capital Group, Inc. (a)(b)	7,739	305,304
Navient Corp.	42,738	590,212
PRA Group, Inc. (a)(b)	11,480	443,128
SLM Corp. (b)	77,224	882,670
World Acceptance Corp. (a)(b)	2,604	280,841
		3,474,698
Diversified Financial Services - 0.0%
GTY Technology Holdings, Inc. Class A (a)(b)	15,682	156,820
Varex Imaging Corp. (a)(b)	10,514	388,597
		545,417
Insurance - 0.9%
American National Insurance Co.	4,561	542,759
Amerisafe, Inc.	6,140	366,251
AmTrust Financial Services, Inc. (a)	28,692	383,325
Arch Capital Group Ltd. (b)	18,633	1,461,759
Cincinnati Financial Corp.	24,069	1,669,667
Enstar Group Ltd. (b)	2,256	458,532
Erie Indemnity Co. Class A	8,589	970,643
Infinity Property & Casualty Corp.	3,122	451,753
James River Group Holdings Ltd.	9,277	351,877
Kinsale Capital Group, Inc.	6,565	347,682
Maiden Holdings Ltd.	25,130	219,888
National General Holdings Corp.	16,596	454,398
National Western Life Group, Inc.	1,071	333,252
Navigators Group, Inc.	7,414	435,943
Principal Financial Group, Inc.	42,860	2,391,588
Safety Insurance Group, Inc.	4,541	390,526
Selective Insurance Group, Inc.	8,328	473,447
State Auto Financial Corp.	12,364	383,531
Trupanion, Inc. (a)(b)	10,813	343,529
United Fire Group, Inc.	7,488	401,656
United Insurance Holdings Corp.	15,941	329,819
Willis Group Holdings PLC	20,145	3,044,917
		16,206,742
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp. (a)	52,972	996,933
American Capital Mortgage Investment Corp.	15,446	308,148
		1,305,081
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	4,608	348,365
Thrifts & Mortgage Finance - 0.4%
Beneficial Bancorp, Inc.	21,551	352,359
BofI Holding, Inc. (a)(b)	11,881	489,616
Capitol Federal Financial, Inc.	35,035	460,360
HomeStreet, Inc. (b)	9,894	265,159
Kearny Financial Corp.	24,014	347,002
Lendingtree, Inc. (a)(b)	1,929	499,418
Meridian Bancorp, Inc. Maryland	16,437	321,343
Meta Financial Group, Inc.	2,890	327,004
NMI Holdings, Inc. (b)	18,809	313,170
Northfield Bancorp, Inc.	17,122	279,773
Northwest Bancshares, Inc.	25,852	445,688
OceanFirst Financial Corp.	13,835	405,642
TFS Financial Corp.	53,908	862,528
Trustco Bank Corp., New York	33,094	287,918
United Financial Bancorp, Inc. New	17,090	297,708
Washington Federal, Inc.	9,467	307,204
WSFS Financial Corp.	8,118	424,977
		6,686,869

TOTAL FINANCIALS		120,852,247

HEALTH CARE - 10.8%
Biotechnology - 6.2%
Abeona Therapeutics, Inc. (a)(b)	9,612	170,132
AC Immune SA (a)(b)	19,523	204,601
ACADIA Pharmaceuticals, Inc. (a)(b)	21,734	393,385
Acceleron Pharma, Inc. (b)	11,638	413,615
Achaogen, Inc. (a)(b)	14,251	176,712
Acorda Therapeutics, Inc. (a)(b)	14,565	382,331
Aduro Biotech, Inc. (a)(b)	23,753	209,026
Agios Pharmaceuticals, Inc. (a)(b)	8,843	826,821
Aimmune Therapeutics, Inc. (a)(b)	14,471	478,845
Akebia Therapeutics, Inc. (a)(b)	24,667	242,230
Alder Biopharmaceuticals, Inc. (a)(b)	18,975	331,114
Alexion Pharmaceuticals, Inc. (b)	31,724	3,684,108
Alkermes PLC (a)(b)	24,452	1,154,134
Alnylam Pharmaceuticals, Inc. (b)	16,063	1,597,787
AMAG Pharmaceuticals, Inc. (a)(b)	8,729	213,424
Amarin Corp. PLC ADR (a)(b)	96,963	320,948
Amgen, Inc.	96,952	17,414,518
Amicus Therapeutics, Inc. (a)(b)	27,758	469,110
AnaptysBio, Inc. (b)	4,401	342,398
Arena Pharmaceuticals, Inc. (b)	9,896	452,445
Array BioPharma, Inc. (b)	35,752	584,545
Ascendis Pharma A/S sponsored ADR (b)	6,899	496,866
Audentes Therapeutics, Inc. (b)	8,806	333,747
Axovant Sciences Ltd. (a)(b)	36,025	60,882
BeiGene Ltd. ADR (a)(b)	5,347	1,070,042
Biogen, Inc. (b)	30,055	8,834,968
BioMarin Pharmaceutical, Inc. (b)	26,980	2,437,373
bluebird bio, Inc. (b)	7,328	1,312,078
Blueprint Medicines Corp. (b)	7,320	615,466
Calyxt, Inc.	7,089	133,769
Celgene Corp. (b)	106,826	8,405,070
China Biologic Products Holdings, Inc.	5,103	444,267
Clovis Oncology, Inc. (b)	8,438	396,248
Coherus BioSciences, Inc. (a)(b)	18,969	295,916
CRISPR Therapeutics AG (a)(b)	9,262	638,244
Cytokinetics, Inc. (b)	18,105	162,945
CytomX Therapeutics, Inc. (b)	10,787	276,902
DBV Technologies SA sponsored ADR (b)	9,557	215,033
Dyax Corp. rights 12/31/19 (b)(c)	12,922	45,615
Dynavax Technologies Corp. (a)(b)	14,909	235,562
Eagle Pharmaceuticals, Inc. (a)(b)	5,493	370,283
Editas Medicine, Inc. (a)(b)	9,966	381,897
Enanta Pharmaceuticals, Inc. (b)	4,978	496,755
Epizyme, Inc. (a)(b)	13,031	227,391
Esperion Therapeutics, Inc. (a)(b)	6,626	255,035
Exact Sciences Corp. (a)(b)	15,880	945,495
Exelixis, Inc. (b)	47,865	992,241
FibroGen, Inc. (b)	14,410	776,699
Five Prime Therapeutics, Inc. (b)	8,898	156,249
Flexion Therapeutics, Inc. (a)(b)	9,548	258,846
Foundation Medicine, Inc. (a)(b)	6,459	640,410
Genomic Health, Inc. (b)	10,783	430,457
Gilead Sciences, Inc.	186,046	12,539,500
Global Blood Therapeutics, Inc. (b)	8,087	389,389
Grifols SA ADR	29,228	638,047
Halozyme Therapeutics, Inc. (b)	25,598	471,003
ImmunoGen, Inc. (a)(b)	35,081	402,028
Immunomedics, Inc. (a)(b)	26,270	579,516
Incyte Corp. (b)	32,075	2,189,760
Inovio Pharmaceuticals, Inc. (a)(b)	44,678	212,667
Insmed, Inc. (a)(b)	14,011	390,346
Insys Therapeutics, Inc. (a)(b)	15,524	101,216
Intellia Therapeutics, Inc. (a)(b)	10,108	273,927
Intercept Pharmaceuticals, Inc. (b)	4,708	330,549
Ionis Pharmaceuticals, Inc. (a)(b)	20,161	940,511
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	28,815	535,383
Jounce Therapeutics, Inc. (a)(b)	8,313	93,521
Keryx Biopharmaceuticals, Inc. (a)(b)	39,083	205,967
La Jolla Pharmaceutical Co. (a)(b)	5,683	177,310
Lexicon Pharmaceuticals, Inc. (a)(b)	31,882	369,831
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	2,925	562,273
General CVR (b)	1,530	10
Glucagon CVR (b)	1,530	194
rights (b)	1,530	9
TR Beta CVR (b)	1,530	23
Loxo Oncology, Inc. (a)(b)	5,147	912,718
Macrogenics, Inc. (a)(b)	13,096	297,672
MiMedx Group, Inc. (a)(b)	21,753	183,160
Momenta Pharmaceuticals, Inc. (b)	15,233	359,499
Myriad Genetics, Inc. (b)	16,829	614,427
Natera, Inc. (b)	16,592	193,463
Neurocrine Biosciences, Inc. (b)	16,144	1,554,021
Novelion Therapeutics, Inc. (a)(b)	43,343	182,041
Novelion Therapeutics, Inc.:
warrants (b)(c)	5,463	0
warrants (b)(c)	5,463	0
Opko Health, Inc. (a)(b)	141,365	548,496
Portola Pharmaceuticals, Inc. (b)	11,874	476,741
Prothena Corp. PLC (a)(b)	7,992	107,812
PTC Therapeutics, Inc. (b)	11,199	379,646
Puma Biotechnology, Inc. (b)	6,146	325,431
Radius Health, Inc. (a)(b)	8,685	247,523
Regeneron Pharmaceuticals, Inc. (b)	15,576	4,677,784
REGENXBIO, Inc. (b)	8,256	447,475
Repligen Corp. (b)	11,351	495,812
Retrophin, Inc. (b)	12,492	349,901
Sage Therapeutics, Inc. (b)	6,482	989,737
Sangamo Therapeutics, Inc. (a)(b)	17,198	282,907
Sarepta Therapeutics, Inc. (a)(b)	10,386	974,726
Seattle Genetics, Inc. (a)(b)	23,224	1,404,820
Shire PLC sponsored ADR	10,166	1,669,664
Spark Therapeutics, Inc. (a)(b)	6,405	511,055
Spectrum Pharmaceuticals, Inc. (b)	27,290	526,424
Synergy Pharmaceuticals, Inc. (a)(b)	49,736	79,080
TESARO, Inc. (a)(b)	8,640	395,453
TG Therapeutics, Inc. (a)(b)	11,553	154,810
Tobira Therapeutics, Inc. rights (a)(b)(c)	1,750	12,810
Ultragenyx Pharmaceutical, Inc. (a)(b)	8,235	602,802
United Therapeutics Corp. (b)	6,470	689,573
Versartis, Inc. (b)	45,862	64,207
Vertex Pharmaceuticals, Inc. (b)	36,068	5,554,472
Xencor, Inc. (b)	12,568	502,846
ZIOPHARM Oncology, Inc. (a)(b)	49,353	241,830
		110,818,798
Health Care Equipment & Supplies - 1.9%
Abaxis, Inc.	5,949	492,577
Abiomed, Inc. (b)	7,086	2,700,758
Align Technology, Inc. (b)	11,763	3,904,728
Analogic Corp.	3,684	308,167
Anika Therapeutics, Inc. (b)	5,909	240,260
Atrion Corp.	503	296,770
AxoGen, Inc. (b)	9,293	456,286
Cardiovascular Systems, Inc. (b)	12,019	361,772
CONMED Corp.	7,059	484,600
Dentsply Sirona, Inc.	29,628	1,298,003
DexCom, Inc. (a)(b)	13,825	1,216,462
Heska Corp. (b)	2,128	227,568
Hologic, Inc. (b)	35,190	1,333,349
ICU Medical, Inc. (b)	2,801	815,231
IDEXX Laboratories, Inc. (b)	11,841	2,465,415
Inogen, Inc. (b)	3,475	634,848
Insulet Corp. (b)	9,634	903,573
Integra LifeSciences Holdings Corp. (b)	11,430	737,692
Intuitive Surgical, Inc. (b)	16,121	7,410,340
iRhythm Technologies, Inc. (b)	6,290	478,229
K2M Group Holdings, Inc. (b)	14,744	349,285
Lantheus Holdings, Inc. (b)	8,149	114,086
LeMaitre Vascular, Inc. (a)	7,390	251,851
LivaNova PLC (b)	7,325	688,916
Masimo Corp. (b)	7,056	698,897
Mazor Robotics Ltd. sponsored ADR (b)	5,476	325,986
Meridian Bioscience, Inc.	17,415	257,742
Merit Medical Systems, Inc. (b)	9,391	481,758
Natus Medical, Inc. (b)	10,217	377,007
Neogen Corp. (b)	9,644	730,147
Novocure Ltd. (b)	22,390	704,166
NuVasive, Inc. (b)	7,570	388,038
NxStage Medical, Inc. (b)	16,850	465,734
OraSure Technologies, Inc. (b)	19,397	329,943
Orthofix International NV (b)	5,240	286,366
Quidel Corp. (b)	8,284	519,407
Synergetics U.S.A., Inc. (b)(c)	3,200	0
Tactile Systems Technology, Inc. (a)(b)	5,041	250,185
Wright Medical Group NV (a)(b)	8,590	214,406
		34,200,548
Health Care Providers & Services - 0.8%
Acadia Healthcare Co., Inc. (a)(b)	15,223	611,812
Amedisys, Inc. (b)	6,816	520,402
BioTelemetry, Inc. (a)(b)	10,513	444,174
Corvel Corp. (b)	5,937	299,819
Express Scripts Holding Co. (b)	78,615	5,959,803
G1 Therapeutics, Inc.	8,265	357,957
HealthEquity, Inc. (a)(b)	9,980	741,614
Henry Schein, Inc. (a)(b)	19,607	1,356,804
iKang Healthcare Group, Inc. sponsored ADR (a)(b)	15,498	315,849
LHC Group, Inc. (b)	1,411	108,605
LifePoint Hospitals, Inc. (a)(b)	9,583	506,462
Magellan Health Services, Inc. (b)	3,875	354,369
National Research Corp. Class A	8,566	295,099
National Vision Holdings, Inc.	10,609	386,168
Patterson Companies, Inc. (a)	7,643	159,892
Premier, Inc. (a)(b)	8,252	269,180
Surgery Partners, Inc. (a)(b)	10,647	173,014
The Ensign Group, Inc.	14,157	518,288
Tivity Health, Inc. (b)	10,401	364,555
		13,743,866
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (b)	16,773	212,178
athenahealth, Inc. (b)	6,213	934,870
Cerner Corp. (b)	44,846	2,676,409
HMS Holdings Corp. (b)	22,736	491,780
Inovalon Holdings, Inc. Class A (b)	25,933	269,703
Medidata Solutions, Inc. (a)(b)	9,441	728,468
NantHealth, Inc. (a)(b)	34,359	117,508
Omnicell, Inc. (b)	9,831	457,633
Quality Systems, Inc. (b)	21,725	382,360
		6,270,909
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	15,108	308,203
Bio-Techne Corp.	7,003	1,052,691
Bruker Corp.	24,117	730,022
ICON PLC (b)	8,043	1,037,386
Illumina, Inc. (b)	20,915	5,698,083
Luminex Corp.	14,736	417,324
Medpace Holdings, Inc. (b)	10,186	429,442
NeoGenomics, Inc. (a)(b)	32,930	381,988
Pacific Biosciences of California, Inc. (a)(b)	33,588	84,978
PRA Health Sciences, Inc. (b)	8,249	700,340
Syneos Health, Inc. (b)	16,059	690,537
		11,530,994
Pharmaceuticals - 0.8%
Aclaris Therapeutics, Inc. (a)(b)	9,146	165,268
Aerie Pharmaceuticals, Inc. (a)(b)	9,231	473,550
Akcea Therapeutics, Inc. (a)	13,697	332,015
Akorn, Inc. (b)	14,436	201,671
Amphastar Pharmaceuticals, Inc. (b)	14,805	233,919
ANI Pharmaceuticals, Inc. rights (b)(c)	739	0
AstraZeneca PLC rights (b)(c)	1,845	0
Athenex, Inc. (a)	13,574	217,455
BeyondSpring, Inc. (a)(b)	4,918	131,950
Corcept Therapeutics, Inc. (a)(b)	22,047	407,870
Dermira, Inc. (b)	11,317	98,232
Dova Pharmaceuticals, Inc. (a)	7,801	171,544
Endo International PLC (b)	39,647	249,380
GW Pharmaceuticals PLC ADR (b)	4,077	656,356
Horizon Pharma PLC (b)	31,206	508,658
Innoviva, Inc. (a)(b)	25,337	374,734
Intersect ENT, Inc. (b)	8,943	381,419
Intra-Cellular Therapies, Inc. (b)	10,844	252,448
Jazz Pharmaceuticals PLC (b)	9,184	1,552,096
Kala Pharmaceuticals, Inc. (a)	8,977	136,809
Mylan NV (b)	73,498	2,826,733
MyoKardia, Inc. (b)	6,957	331,153
Nektar Therapeutics (b)	25,213	2,023,848
Omeros Corp. (a)(b)	7,989	163,135
Pacira Pharmaceuticals, Inc. (b)	7,938	271,877
Paratek Pharmaceuticals, Inc. (a)(b)	11,356	118,670
Reata Pharmaceuticals, Inc. (b)	5,931	210,491
Revance Therapeutics, Inc. (b)	11,146	310,973
Supernus Pharmaceuticals, Inc. (b)	10,733	604,805
The Medicines Company (a)(b)	15,332	519,142
TherapeuticsMD, Inc. (a)(b)	44,696	264,153
Theravance Biopharma, Inc. (b)	14,388	350,204
WAVE Life Sciences (a)(b)	6,720	312,816
		14,853,374

TOTAL HEALTH CARE		191,418,489

INDUSTRIALS - 4.2%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(b)	7,400	428,164
Axon Enterprise, Inc. (a)(b)	11,222	714,617
Elbit Systems Ltd.	7,498	885,139
KLX, Inc. (b)	8,381	618,769
Kratos Defense & Security Solutions, Inc. (a)(b)	24,559	274,815
Mercury Systems, Inc. (b)	9,314	343,966
		3,265,470
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (b)	16,378	343,938
Atlas Air Worldwide Holdings, Inc. (b)	6,700	456,605
C.H. Robinson Worldwide, Inc. (a)	20,353	1,770,711
Expeditors International of Washington, Inc.	25,242	1,880,024
Forward Air Corp.	7,715	457,654
Hub Group, Inc. Class A (b)	9,466	472,827
		5,381,759
Airlines - 0.4%
Allegiant Travel Co. (a)	3,050	461,618
American Airlines Group, Inc.	64,673	2,815,862
Hawaiian Holdings, Inc.	8,676	321,012
JetBlue Airways Corp. (b)	43,836	828,062
Ryanair Holdings PLC sponsored ADR (b)	16,671	1,932,336
SkyWest, Inc.	9,917	565,269
		6,924,159
Building Products - 0.1%
AAON, Inc. (a)	12,206	372,283
American Woodmark Corp. (b)	4,406	454,259
Apogee Enterprises, Inc. (a)	6,826	297,955
Builders FirstSource, Inc. (b)	9,559	187,165
Caesarstone Sdot-Yam Ltd. (a)	7,996	125,137
Gibraltar Industries, Inc. (b)	9,188	364,304
Patrick Industries, Inc. (b)	6,710	406,626
Universal Forest Products, Inc.	4,591	168,857
		2,376,586
Commercial Services & Supplies - 0.6%
Casella Waste Systems, Inc. Class A (b)	13,210	311,492
Cimpress NV (a)(b)	5,313	739,729
Cintas Corp.	14,618	2,664,131
Copart, Inc. (b)	33,092	1,814,434
Healthcare Services Group, Inc. (a)	7,684	277,777
Herman Miller, Inc.	14,494	474,679
Interface, Inc.	15,847	359,727
Kimball International, Inc. Class B	14,764	239,915
Matthews International Corp. Class A	8,345	458,975
McGrath RentCorp.	6,834	444,757
Mobile Mini, Inc.	10,797	492,343
Multi-Color Corp.	5,304	368,098
SP Plus Corp. (b)	8,189	294,804
Stericycle, Inc. (b)	10,886	691,261
Tetra Tech, Inc.	5,612	308,379
U.S. Ecology, Inc.	5,944	360,206
		10,300,707
Construction & Engineering - 0.0%
Aegion Corp. (b)	12,555	322,664
Primoris Services Corp.	13,563	353,587
		676,251
Electrical Equipment - 0.1%
Ballard Power Systems, Inc. (a)(b)	40,954	122,237
Encore Wire Corp.	6,192	299,693
Sunrun, Inc. (a)(b)	26,259	317,734
TPI Composites, Inc. (b)	9,481	249,350
		989,014
Industrial Conglomerates - 0.1%
Icahn Enterprises LP	27,033	1,859,600
Raven Industries, Inc.	9,968	376,790
		2,236,390
Machinery - 0.6%
Altra Industrial Motion Corp. (a)	8,281	342,419
American Railcar Industries, Inc. (a)	7,034	286,073
Astec Industries, Inc.	6,165	360,714
Chart Industries, Inc. (b)	7,499	483,161
Columbus McKinnon Corp. (NY Shares)	7,445	308,446
Franklin Electric Co., Inc.	11,328	523,920
Kornit Digital Ltd. (a)(b)	7,380	126,567
Lincoln Electric Holdings, Inc.	8,812	789,555
Middleby Corp. (a)(b)	7,994	796,362
NN, Inc.	10,156	219,370
Nordson Corp.	8,030	1,008,809
Omega Flex, Inc.	3,668	255,073
PACCAR, Inc.	48,056	2,990,525
RBC Bearings, Inc. (b)	2,453	308,367
Sun Hydraulics Corp.	8,203	408,181
TriMas Corp. (b)	13,093	374,460
Woodward, Inc.	7,491	567,593
		10,149,595
Marine - 0.0%
Golden Ocean Group Ltd. (a)	44,602	386,255
Star Bulk Carriers Corp. (a)(b)	25,274	333,364
		719,619
Professional Services - 0.6%
51job, Inc. sponsored ADR (a)(b)	6,816	725,222
CoStar Group, Inc. (b)	5,850	2,230,137
Exponent, Inc.	2,713	266,688
Forrester Research, Inc.	6,445	272,301
Huron Consulting Group, Inc. (b)	7,538	305,289
ICF International, Inc.	5,509	389,211
IHS Markit Ltd. (b)	59,314	2,922,994
Kelly Services, Inc. Class A (non-vtg.)	11,332	253,950
Verisk Analytics, Inc. (b)	22,547	2,395,393
		9,761,185
Road & Rail - 0.9%
AMERCO	2,622	846,749
ArcBest Corp.	8,556	405,982
Avis Budget Group, Inc. (b)	13,091	510,418
CSX Corp.	124,375	8,040,844
Heartland Express, Inc.	22,310	416,751
J.B. Hunt Transport Services, Inc.	14,663	1,878,330
Landstar System, Inc.	5,041	571,649
Marten Transport Ltd.	15,608	355,862
Old Dominion Freight Lines, Inc.	11,848	1,847,814
Saia, Inc. (b)	6,313	520,191
Universal Logistics Holdings, Inc.	11,341	282,391
Werner Enterprises, Inc. (a)	9,380	367,696
		16,044,677
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (b)	10,366	434,335
BMC Stock Holdings, Inc. (b)	18,816	382,906
Fastenal Co. (a)	38,232	2,035,089
H&E Equipment Services, Inc.	10,135	350,367
HD Supply Holdings, Inc. (b)	25,794	1,050,590
Rush Enterprises, Inc. Class A (b)	9,188	395,360
		4,648,647
Transportation Infrastructure - 0.0%
Yangtze River Port & Logisti (b)	29,616	285,794

TOTAL INDUSTRIALS		73,759,853

INFORMATION TECHNOLOGY - 46.3%
Communications Equipment - 2.2%
ADTRAN, Inc.	18,648	260,140
Applied Optoelectronics, Inc. (a)(b)	3,185	148,962
Arris International PLC (b)	26,801	677,529
Cisco Systems, Inc.	677,842	28,950,632
CommScope Holding Co., Inc. (b)	27,479	805,684
EchoStar Holding Corp. Class A (b)	7,683	361,408
Extreme Networks, Inc. (b)	33,713	290,269
F5 Networks, Inc. (b)	8,542	1,478,706
Finisar Corp. (a)(b)	28,650	464,417
Infinera Corp. (b)	38,619	339,847
InterDigital, Inc.	4,726	372,645
Ituran Location & Control Ltd.	8,228	271,524
Lumentum Holdings, Inc. (a)(b)	10,010	588,088
Mitel Networks Corp. (b)	36,641	404,517
NETGEAR, Inc. (b)	7,749	468,427
NetScout Systems, Inc. (a)(b)	13,604	367,308
Oclaro, Inc. (b)	44,401	380,073
Quantenna Communications, Inc. (b)	13,800	220,800
Radware Ltd. (b)	14,599	340,595
Sierra Wireless, Inc. (a)(b)	9,455	155,396
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	72,372	521,802
Ubiquiti Networks, Inc. (a)(b)	12,198	1,007,433
ViaSat, Inc. (a)(b)	8,195	513,089
Viavi Solutions, Inc. (b)	40,012	380,514
		39,769,805
Electronic Equipment & Components - 1.1%
Avnet, Inc.	16,500	628,980
Cardtronics PLC (b)	14,005	359,368
CDW Corp.	21,594	1,728,600
Cognex Corp.	27,417	1,253,231
Coherent, Inc. (b)	3,820	638,131
Control4 Corp. (b)	11,975	296,860
ePlus, Inc. (b)	4,349	395,542
Flextronics International Ltd. (b)	73,827	1,025,457
FLIR Systems, Inc.	21,759	1,172,810
Hollysys Automation Technologies Ltd.	16,134	385,119
II-VI, Inc. (a)(b)	10,346	454,707
Insight Enterprises, Inc. (b)	10,558	495,170
IPG Photonics Corp. (b)	8,413	2,029,805
Itron, Inc. (b)	5,837	333,293
Littelfuse, Inc.	3,335	723,862
MTS Systems Corp. (a)	5,777	302,715
National Instruments Corp.	23,638	983,814
Novanta, Inc. (b)	8,650	560,953
Orbotech Ltd. (b)	8,043	515,074
OSI Systems, Inc. (b)	5,593	383,568
PC Connection, Inc.	10,121	299,480
Plexus Corp. (b)	8,087	470,259
Sanmina Corp. (b)	17,453	502,646
ScanSource, Inc. (b)	8,926	349,453
Tech Data Corp. (b)	5,273	457,749
Trimble, Inc. (b)	41,514	1,372,453
TTM Technologies, Inc. (b)	27,107	488,739
Zebra Technologies Corp. Class A (b)	8,157	1,252,181
		19,860,019
Internet Software & Services - 11.9%
2U, Inc. (a)(b)	10,270	973,596
Akamai Technologies, Inc. (b)	27,174	2,048,376
Alarm.com Holdings, Inc. (a)(b)	11,679	518,898
Alphabet, Inc.:
Class A (b)	40,394	44,433,400
Class C (b)	47,356	51,380,786
ANGI Homeservices, Inc. Class A (a)(b)	22,233	334,829
Baidu.com, Inc. sponsored ADR (b)	39,886	9,674,748
Baozun, Inc. sponsored ADR (a)(b)	6,417	393,426
Benefitfocus, Inc. (b)	11,020	369,721
BlackLine, Inc. (b)	12,227	508,888
Blucora, Inc. (b)	14,027	532,325
Carbonite, Inc. (b)	10,121	392,695
CarGurus, Inc. Class A (a)	16,556	548,997
Cornerstone OnDemand, Inc. (b)	12,832	634,927
Coupa Software, Inc. (b)	10,973	585,739
DocuSign, Inc.	21,700	1,080,877
Dropbox, Inc. Class A (a)(b)	7,808	234,162
eBay, Inc. (b)	144,538	5,451,973
Endurance International Group Holdings, Inc. (b)	41,696	373,179
Etsy, Inc. (b)	25,050	810,117
Facebook, Inc. Class A (b)	335,101	64,265,670
Five9, Inc. (b)	14,692	512,604
Gogo, Inc. (a)(b)	33,005	169,316
Hortonworks, Inc. (b)	20,238	359,832
IAC/InterActiveCorp (b)	13,125	2,036,213
j2 Global, Inc.	9,721	820,841
LivePerson, Inc. (b)	20,280	392,418
LogMeIn, Inc.	9,662	1,042,530
Match Group, Inc. (a)(b)	13,820	568,693
MercadoLibre, Inc.	6,621	1,925,585
Mimecast Ltd. (b)	13,762	613,372
MINDBODY, Inc. (b)	10,402	409,839
Momo, Inc. ADR (b)	21,356	980,668
NetEase, Inc. ADR	11,257	2,570,198
NIC, Inc.	22,373	343,426
Nutanix, Inc. Class A (b)	20,327	1,086,478
SINA Corp. (b)	12,919	1,173,304
Sohu.com, Inc. (a)(b)	10,973	397,881
SPS Commerce, Inc. (b)	5,211	387,855
Stamps.com, Inc. (b)	2,774	695,719
The Trade Desk, Inc. (b)	5,216	446,124
TrueCar, Inc. (b)	33,426	327,909
Tucows, Inc. (a)(b)	4,538	284,306
VeriSign, Inc. (b)	17,826	2,325,223
Web.com Group, Inc. (b)	16,808	328,596
Weibo Corp. sponsored ADR (a)(b)	10,669	1,087,278
Wix.com Ltd. (b)	7,401	643,517
Yandex NV Series A (b)	47,295	1,585,328
YY, Inc. ADR (b)	6,241	727,264
Zillow Group, Inc.:
Class A (b)	8,147	474,481
Class C (a)(b)	21,776	1,270,194
		211,534,321
IT Services - 2.6%
Acxiom Corp. (b)	19,582	573,557
Amdocs Ltd.	23,158	1,562,239
Automatic Data Processing, Inc.	62,988	8,189,700
Blackhawk Network Holdings, Inc. (b)	9,876	444,420
Cass Information Systems, Inc.	4,557	283,309
Cognizant Technology Solutions Corp. Class A	84,623	6,376,343
CSG Systems International, Inc.	8,918	369,027
Euronet Worldwide, Inc. (b)	6,363	533,283
ExlService Holdings, Inc. (b)	8,329	472,171
Fiserv, Inc. (b)	58,884	4,274,978
Jack Henry & Associates, Inc.	13,210	1,652,043
ManTech International Corp. Class A	5,053	272,407
MoneyGram International, Inc. (b)	28,613	189,704
Paychex, Inc.	48,861	3,204,304
PayPal Holdings, Inc. (b)	170,523	13,994,823
Presidio, Inc. (a)(b)	25,011	334,647
QIWI PLC Class B sponsored ADR (a)	13,110	213,431
Sabre Corp.	39,119	958,807
Sykes Enterprises, Inc. (b)	12,526	352,607
Syntel, Inc. (b)	15,554	489,951
Ttec Holdings, Inc.	12,735	449,546
Virtusa Corp. (b)	8,369	406,315
		45,597,612
Semiconductors & Semiconductor Equipment - 9.7%
Acacia Communications, Inc. (b)	10,832	350,307
Advanced Energy Industries, Inc. (b)	6,378	417,950
Advanced Micro Devices, Inc. (a)(b)	150,392	2,064,882
Ambarella, Inc. (a)(b)	8,921	435,880
Amkor Technology, Inc. (b)	29,408	267,613
Analog Devices, Inc.	51,228	4,978,337
Applied Materials, Inc.	149,300	7,581,454
ASML Holding NV (a)	11,456	2,252,822
Axcelis Technologies, Inc. (b)	12,068	256,445
Broadcom, Inc.	58,297	14,694,925
Brooks Automation, Inc.	17,447	570,168
Cabot Microelectronics Corp.	4,273	483,575
Canadian Solar, Inc. (b)	19,299	320,556
Cavium, Inc. (b)	11,125	930,161
Ceva, Inc. (b)	8,165	275,161
Cirrus Logic, Inc. (b)	5,671	212,549
Cree, Inc. (a)(b)	15,312	713,845
Cypress Semiconductor Corp.	55,055	906,205
Diodes, Inc. (b)	13,195	451,797
Entegris, Inc.	22,758	798,806
First Solar, Inc. (b)	16,256	1,099,068
FormFactor, Inc. (b)	23,958	324,631
Himax Technologies, Inc. sponsored ADR (a)	21,691	161,598
Impinj, Inc. (a)(b)	3,925	70,258
Integrated Device Technology, Inc. (b)	20,319	675,404
Intel Corp.	648,715	35,809,068
KLA-Tencor Corp.	20,907	2,367,300
Kulicke & Soffa Industries, Inc. (b)	17,213	414,489
Lam Research Corp. (a)	22,555	4,469,950
MACOM Technology Solutions Holdings, Inc. (a)(b)	12,099	272,832
Marvell Technology Group Ltd. (a)	77,898	1,677,923
Maxim Integrated Products, Inc.	39,812	2,334,974
Mellanox Technologies Ltd. (b)	8,199	700,195
Microchip Technology, Inc. (a)	31,741	3,090,939
Micron Technology, Inc. (b)	164,309	9,462,555
MKS Instruments, Inc.	7,972	894,458
Monolithic Power Systems, Inc.	6,093	803,118
Nova Measuring Instruments Ltd. (b)	10,714	312,420
NVIDIA Corp.	82,644	20,841,990
NXP Semiconductors NV (b)	52,835	6,023,190
ON Semiconductor Corp. (b)	69,516	1,746,937
Power Integrations, Inc.	3,481	261,597
Qorvo, Inc. (b)	18,451	1,480,693
Qualcomm, Inc.	210,284	12,221,706
Rambus, Inc. (b)	29,573	398,053
Semtech Corp. (b)	14,251	689,748
Silicon Laboratories, Inc. (b)	7,571	799,498
Silicon Motion Technology Corp. sponsored ADR (a)	9,048	440,004
Skyworks Solutions, Inc.	25,938	2,557,746
SolarEdge Technologies, Inc. (b)	7,527	420,383
SunPower Corp. (a)(b)	28,926	242,689
Synaptics, Inc. (a)(b)	9,242	388,534
Texas Instruments, Inc.	139,739	15,638,191
Tower Semiconductor Ltd. (b)	16,020	415,238
Ultra Clean Holdings, Inc. (b)	14,917	262,838
Universal Display Corp. (a)	7,465	739,035
Veeco Instruments, Inc. (b)	14,125	240,831
Xilinx, Inc.	35,520	2,419,267
Xperi Corp.	15,264	301,464
		172,434,250
Software - 10.9%
ACI Worldwide, Inc. (b)	21,551	520,457
Activision Blizzard, Inc.	107,794	7,643,673
Adobe Systems, Inc. (b)	69,848	17,411,709
ANSYS, Inc. (b)	14,228	2,316,318
Aspen Technology, Inc. (b)	13,348	1,244,834
Atlassian Corp. PLC (a)(b)	17,645	1,125,575
Autodesk, Inc. (b)	22,937	2,961,167
Blackbaud, Inc. (a)	9,130	889,901
Bottomline Technologies, Inc. (b)	10,137	482,116
CA Technologies, Inc.	57,755	2,064,164
Cadence Design Systems, Inc. (b)	38,091	1,616,963
CDK Global, Inc.	23,076	1,484,941
Changyou.com Ltd. (A Shares) ADR (a)	8,621	161,471
Check Point Software Technologies Ltd. (a)(b)	24,446	2,380,063
Citrix Systems, Inc. (b)	20,374	2,151,902
CommVault Systems, Inc. (b)	6,761	462,114
CyberArk Software Ltd. (a)(b)	8,499	517,164
Descartes Systems Group, Inc. (Canada) (b)	17,648	526,609
Ebix, Inc. (a)	5,601	417,835
Electronic Arts, Inc. (b)	44,074	5,769,727
Everbridge, Inc. (b)	9,092	418,868
FireEye, Inc. (b)	30,138	503,003
Fortinet, Inc. (b)	30,298	1,853,632
Imperva, Inc. (b)	8,997	436,355
Intuit, Inc.	33,725	6,798,960
Magic Software Enterprises Ltd.	7,069	61,147
Manhattan Associates, Inc. (a)(b)	11,736	510,751
Microsoft Corp.	1,042,889	103,079,149
MicroStrategy, Inc. Class A (b)	2,781	360,334
Monotype Imaging Holdings, Inc.	13,886	299,938
NICE Systems Ltd. sponsored ADR (a)(b)	8,394	887,666
Nuance Communications, Inc. (b)	44,554	601,925
Open Text Corp.	46,505	1,622,259
Parametric Technology Corp. (b)	20,370	1,756,709
Paylocity Holding Corp. (b)	9,751	582,622
Pegasystems, Inc.	14,201	878,332
Progress Software Corp.	11,643	441,037
Proofpoint, Inc. (b)	8,195	957,914
Qualys, Inc. (b)	7,471	574,893
Rapid7, Inc. (b)	13,036	412,850
RealPage, Inc. (b)	15,833	930,189
Sapiens International Corp. NV	23,322	216,661
Splunk, Inc. (b)	23,370	2,589,630
SS&C Technologies Holdings, Inc.	34,499	1,756,344
Symantec Corp.	93,191	1,936,509
Synopsys, Inc. (b)	23,365	2,057,756
Take-Two Interactive Software, Inc. (b)	16,723	1,874,314
Talend SA ADR (b)	7,316	415,402
TiVo Corp.	31,063	447,307
Ultimate Software Group, Inc. (b)	5,483	1,437,368
Varonis Systems, Inc. (b)	6,823	529,806
Verint Systems, Inc. (b)	11,050	466,310
Workday, Inc. Class A (b)	21,017	2,752,386
Zynga, Inc. (b)	135,104	594,458
		193,191,487
Technology Hardware, Storage & Peripherals - 7.9%
Apple, Inc.	687,010	128,381,546
Cray, Inc. (b)	14,602	363,590
Electronics for Imaging, Inc. (b)	13,156	439,805
Logitech International SA (a)	30,325	1,232,711
NetApp, Inc.	44,636	3,049,532
Seagate Technology LLC	42,386	2,388,451
Stratasys Ltd. (a)(b)	16,869	313,763
Super Micro Computer, Inc. (a)(b)	17,691	426,353
Western Digital Corp.	43,655	3,645,629
		140,241,380

TOTAL INFORMATION TECHNOLOGY		822,628,874

MATERIALS - 0.5%
Chemicals - 0.2%
A. Schulman, Inc.	7,544	330,050
Balchem Corp.	3,074	296,426
Innophos Holdings, Inc.	5,851	278,098
Innospec, Inc.	6,314	484,284
Methanex Corp.	14,612	998,250
		2,387,108
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)(b)	5,403	329,313
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	11,634	316,677
Metals & Mining - 0.3%
Century Aluminum Co. (b)	15,075	267,129
Ferroglobe PLC	42,983	439,716
Ferroglobe Representation & Warranty Insurance (b)(c)	7,187	0
Kaiser Aluminum Corp.	4,088	450,743
Pan American Silver Corp.	27,460	485,767
Randgold Resources Ltd. sponsored ADR (a)	5,550	441,336
Royal Gold, Inc.	9,495	851,322
Schnitzer Steel Industries, Inc. Class A	9,624	299,788
Ssr Mining, Inc. (b)	27,408	280,506
Steel Dynamics, Inc.	33,250	1,643,548
		5,159,855
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	22,326	358,332

TOTAL MATERIALS		8,551,285

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
CareTrust (REIT), Inc.	23,998	395,727
CIM Commercial Trust Corp.	17,124	255,148
CyrusOne, Inc.	15,588	863,263
Equinix, Inc.	12,549	4,980,071
Gaming & Leisure Properties	36,413	1,278,096
Government Properties Income Trust (a)	28,967	420,891
Hospitality Properties Trust (SBI)	21,665	627,202
Lamar Advertising Co. Class A	12,837	888,577
Potlatch Corp.	8,973	453,137
Retail Opportunity Investments Corp.	26,727	484,293
Sabra Health Care REIT, Inc.	18,685	387,340
SBA Communications Corp. Class A (b)	19,135	3,024,669
Select Income REIT	22,609	488,354
Senior Housing Properties Trust (SBI)	38,308	676,519
Uniti Group, Inc. (a)	31,225	654,788
		15,878,075
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP	33,803	668,708
Colliers International Group, Inc.	7,770	560,547
Cresud S.A.C.I.F. y A. sponsored ADR	13,526	228,995
FirstService Corp.	7,711	542,613
Redfin Corp. (a)	15,936	352,186
		2,353,049

TOTAL REAL ESTATE		18,231,124

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc.	3,752	201,970
B Communications Ltd. (b)	8,899	89,079
Cogent Communications Group, Inc.	3,488	178,586
Consolidated Communications Holdings, Inc. (a)	12,339	138,320
Frontier Communications Corp. (a)	14,685	109,110
Iridium Communications, Inc. (a)(b)	18,931	287,751
Windstream Holdings, Inc.	9,997	55,083
		1,059,899
Wireless Telecommunication Services - 0.5%
Boingo Wireless, Inc. (b)	12,952	278,598
Shenandoah Telecommunications Co.	10,478	334,248
T-Mobile U.S., Inc. (b)	121,374	6,760,532
VEON Ltd. sponsored ADR (a)	195,182	466,485
Vodafone Group PLC sponsored ADR	73,914	1,916,590
		9,756,453

TOTAL TELECOMMUNICATION SERVICES		10,816,352

UTILITIES - 0.3%
Electric Utilities - 0.2%
MGE Energy, Inc.	8,355	498,376
Otter Tail Corp.	9,998	461,908
Xcel Energy, Inc.	76,085	3,463,389
		4,423,673
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield PLC	24,000	458,640
Pattern Energy Group, Inc. (a)	23,822	442,613
		901,253
Water Utilities - 0.0%
Connecticut Water Service, Inc.	4,577	295,308
Middlesex Water Co.	6,533	290,327
		585,635

TOTAL UTILITIES		5,910,561

TOTAL COMMON STOCKS
(Cost $1,117,118,341)		1,637,274,988
	Principal Amount	Value

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 1.77% to 2% 8/9/18 to 11/8/18 (d)
(Cost $8,934,581)	9,000,000	8,933,680
	Shares	Value

Money Market Funds - 14.0%
Fidelity Cash Central Fund, 1.76% (e)	129,741,326	$129,767,274
Fidelity Securities Lending Cash Central Fund 1.76% (e)(f)	119,028,226	119,040,129
TOTAL MONEY MARKET FUNDS
(Cost $248,806,162)		248,807,403
TOTAL INVESTMENT IN SECURITIES - 106.6%
(Cost $1,374,859,084)		1,895,016,071
NET OTHER ASSETS (LIABILITIES) - (6.6)%		(117,636,296)
NET ASSETS - 100%		$1,777,379,775

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	1,007	June 2018	$140,516,780	$2,033,388	$2,033,388

The notional amount of futures purchased as a percentage of Net Assets is 7.9%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,893,772.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$477,129
Fidelity Securities Lending Cash Central Fund	674,921
Total	$1,152,050

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$301,244,721	$301,244,721	$--	$--
Consumer Staples	74,191,068	74,191,068	--	--
Energy	9,670,414	9,669,372	--	1,042
Financials	120,852,247	120,852,247	--	--
Health Care	191,418,489	191,360,064	--	58,425
Industrials	73,759,853	73,759,853	--	--
Information Technology	822,628,874	822,628,874	--	--
Materials	8,551,285	8,551,285	--	--
Real Estate	18,231,124	18,231,124	--	--
Telecommunication Services	10,816,352	10,816,352	--	--
Utilities	5,910,561	5,910,561	--	--
U.S. Government and Government Agency Obligations	8,933,680	--	8,933,680	--
Money Market Funds	248,807,403	248,807,403	--	--
Total Investments in Securities:	$1,895,016,071	$1,886,022,924	$8,933,680	$59,467
Derivative Instruments:
Assets
Futures Contracts	$2,033,388	$2,033,388	$--	$--
Total Assets	$2,033,388	$2,033,388	$--	$--
Total Derivative Instruments:	$2,033,388	$2,033,388	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,033,388	$0
Total Equity Risk	2,033,388	0
Total Value of Derivatives	$2,033,388	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $114,583,886) — See accompanying schedule: Unaffiliated issuers (cost $1,126,052,922)	$1,646,208,668
Fidelity Central Funds (cost $248,806,162)	248,807,403
Total Investment in Securities (cost $1,374,859,084)		$1,895,016,071
Receivable for investments sold		21,062
Dividends receivable		1,787,739
Distributions receivable from Fidelity Central Funds		295,265
Prepaid expenses		14,613
Other receivables		1,438
Total assets		1,897,136,188
Liabilities
Payable to custodian bank	$12,305
Payable for investments purchased	8,757
Accrued management fee	408,289
Payable for daily variation margin on futures contracts	206,010
Other affiliated payables	46,800
Other payables and accrued expenses	36,851
Collateral on securities loaned	119,037,401
Total liabilities		119,756,413
Net Assets		$1,777,379,775
Net Assets consist of:
Paid in capital		$1,201,659,274
Undistributed net investment income		3,782,196
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		49,747,992
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		522,190,313
Net Assets, for 6,080,000 shares outstanding		$1,777,379,775
Net Asset Value, offering price and redemption price per share ($1,777,379,775 ÷ 6,080,000 shares)		$292.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2018 (Unaudited)
Investment Income
Dividends		$8,250,941
Interest		27,739
Income from Fidelity Central Funds (including $674,921 from security lending)		1,152,050
Total income		9,430,730
Expenses
Management fee	$1,989,851
Transfer agent and custody fees	18,547
Accounting and security lending fees	221,218
Independent trustees' fees and expenses	9,380
Audit	35,025
Legal	56,267
Proxy	(149,796)
Miscellaneous	14,315
Total expenses before reductions	2,194,807
Expense reductions	(438,315)
Total expenses after reductions		1,756,492
Net investment income (loss)		7,674,238
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	50,263,431
Fidelity Central Funds	650
Foreign currency transactions	692
Futures contracts	5,685,896
Total net realized gain (loss)		55,950,669
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	69,212,933
Fidelity Central Funds	(1,440)
Assets and liabilities in foreign currencies	(8)
Futures contracts	365,977
Total change in net unrealized appreciation (depreciation)		69,577,462
Net gain (loss)		125,528,131
Net increase (decrease) in net assets resulting from operations		$133,202,369

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2018 (Unaudited)	Year ended November 30, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,674,238	$11,283,953
Net realized gain (loss)	55,950,669	(4,448,369)
Change in net unrealized appreciation (depreciation)	69,577,462	285,040,284
Net increase (decrease) in net assets resulting from operations	133,202,369	291,875,868
Distributions to shareholders from net investment income	(6,996,000)	(10,143,200)
Share transactions
Proceeds from sales of shares	245,867,793	442,695,229
Cost of shares redeemed	(74,139,305)	–
Net increase (decrease) in net assets resulting from share transactions	171,728,488	442,695,229
Total increase (decrease) in net assets	297,934,857	724,427,897
Net Assets
Beginning of period	1,479,444,918	755,017,021
End of period	$1,777,379,775	$1,479,444,918
Other Information
Undistributed net investment income end of period	$3,782,196	$3,103,958
Shares
Sold	880,000	1,870,000
Redeemed	(270,000)	–
Net increase (decrease)	610,000	1,870,000

See accompanying notes which are an integral part of the financial statements.

Fidelity Nasdaq Composite Index Tracking Stock

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$270.47	$209.73	$201.07	$188.45	$160.07	$118.93
Income from Investment Operations
Net investment income (loss)A	1.30	2.40	2.43	2.14	2.37B	1.75
Net realized and unrealized gain (loss)	21.77	60.58	8.56	12.44	28.15	41.06
Total from investment operations	23.07	62.98	10.99	14.58	30.52	42.81
Distributions from net investment income	(1.21)	(2.24)	(2.33)	(1.96)	(2.14)	(1.67)
Total distributions	(1.21)	(2.24)	(2.33)	(1.96)	(2.14)	(1.67)
Net asset value, end of period	$292.33	$270.47	$209.73	$201.07	$188.45	$160.07
Total ReturnC,D	8.55%	30.21%	5.56%	7.79%	19.23%	36.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.26%G	.31%	.32%	.42%	.48%	.51%
Expenses net of fee waivers, if any	.21%G	.21%	.21%	.21%	.21%	.26%
Expenses net of all reductions	.21%G	.21%	.21%	.21%	.21%	.26%
Net investment income (loss)	.92%G	.99%	1.25%	1.11%	1.40%B	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$1,777,380	$1,479,445	$755,017	$663,523	$471,113	$288,130
Portfolio turnover rateH,I	13%G	12%	6%	9%	7%	10%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.46 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.13%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2018

1. Organization.

Fidelity Nasdaq Composite Index Tracking Stock (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, certain deemed distributions, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$575,319,951
Gross unrealized depreciation	(54,264,708)
Net unrealized appreciation (depreciation)	$521,055,243
Tax cost	$1,375,994,216

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(118,806)
No expiration
Long-term	$(3,033,927)
Total capital loss carryforward	$(3,152,733)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $101,460,645 and $186,448,012, respectively.

Securities received and delivered in-kind through subscriptions and redemptions totaled $235,646,741 and $70,779,028, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annualized rate of .03%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $3,366 from securities loaned to FCM.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .21% of average net assets. This reimbursement will remain in place through January 31, 2019. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $438,252.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $63.

9. Share Transactions.

The Fund issues and redeems shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the Fund and redemption proceeds are paid with a basket of securities from the Fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2017 to May 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period-B December 1, 2017 to May 31, 2018
Actual	.21%	$1,000.00	$1,085.50	$1.09
Hypothetical-C		$1,000.00	$1,023.88	$1.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Nasdaq Composite Index Tracking Stock

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2018 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, the fund's transfer agent and custodian; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain lower-priced share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for certain funds; (ix) introducing a new pricing structure for certain funds of funds that is expected to reduce overall expenses paid by shareholders; (x) rationalizing product lines and gaining increased efficiencies through proposals for fund mergers and share class consolidations; (xi) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xii) implementing enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board also considered the extent to which the fund has tracked its benchmark index since it commenced operations.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors, including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; securities lending revenues (if any); and fund cash drag and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2017.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' analysis of the competitiveness of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also considered by the Board.

Fidelity Nasdaq Composite Index Tracking Stock

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2017.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses and the potential impact of changes to the contractual expense cap arrangements approved by the Board. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2017.

The Board further considered that FMR has contractually agreed to waive the fund's expenses to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.21% through January 31, 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the profitability analysis used by Fidelity. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability; (iv) comparisons to institutional products; (v) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (vi) the impact of proposed changes to contractual expense cap arrangements in place for certain funds; (vii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (viii) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (ix) the presentation of certain fund performance information; (x) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, including the increased use of omnibus accounts and lower pricing in the retirement channel; (xi) fluctuations in trading expenses; (xii) explanations regarding the relative total expense ratios of certain funds and classes; and (xiii) Fidelity's expectations regarding the future asset levels of certain funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on December 8, 2017. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
James C. Curvey
Affirmative	1,192,878,416.01	94.875
Withheld	64,446,190.84	5.125
TOTAL	1,257,324,606.85	100.000
Dennis J. Dirks
Affirmative	1,195,428,511.76	95.078
Withheld	61,896,095.09	4.922
TOTAL	1,257,324,606.85	100.000
Donald F. Donahue
Affirmative	1,196,101,441.49	95.131
Withheld	61,223,165.36	4.869
TOTAL	1,257,324,606.85	100.000
Alan J. Lacy
Affirmative	1,195,346,573.89	95.071
Withheld	61,978,032.96	4.929
TOTAL	1,257,324,606.85	100.000
Ned C. Lautenbach
Affirmative	1,194,623,131.09	95.014
Withheld	62,701,475.76	4.986
TOTAL	1,257,324,606.85	100.000
Joseph Mauriello
Affirmative	1,194,787,293.63	95.027
Withheld	62,537,313.22	4.973
TOTAL	1,257,324,606.85	100.000
Charles S. Morrison
Affirmative	1,195,835,263.33	95.110
Withheld	61,489,343.52	4.890
TOTAL	1,257,324,606.85	100.000
Cornelia M. Small
Affirmative	1,199,345,429.77	95.389
Withheld	57,979,177.08	4.611
TOTAL	1,257,324,606.85	100.000
Garnett A. Smith
Affirmative	1,194,436,334.77	94.999
Withheld	62,888,272.08	5.001
TOTAL	1,257,324,606.85	100.000
David M. Thomas
Affirmative	1,194,987,668.12	95.043
Withheld	62,336,938.73	4.957
TOTAL	1,257,324,606.85	100.000
Michael E. Wiley
Affirmative	1,195,011,850.44	95.045
Withheld	62,312,756.41	4.955
TOTAL	1,257,324,606.85	100.000

PROPOSAL 4

To change the fund from diversified fund to a non-diversified fund.

	# of Votes	% of Votes
Affirmative	188,309,265.46	14.977
Against	28,148,865.47	2.239
Abstain	10,612,913.73	0.844
Broker Non - Votes	1,030,253,562.19	81.940
TOTAL	1,257,324,606.85	100.000
Proposal 1 reflects trust wide proposal and voting results.
Proposal 4 was not approved by shareholders.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ETF-SANN-0718
1.795572.114

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 24, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 24, 2018